UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21832
Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Diversified Equity Income Fund	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 1.4%
General Dynamics Corp.	242,575	$16,216,139
Lockheed Martin Corp.	136,645	10,182,785

		$26,398,924

Air Freight & Logistics — 0.5%
FedEx Corp.	127,742	$10,008,586

		$10,008,586

Automobiles — 0.2%
Bayerische Motoren Werke AG	92,419	$3,949,581

		$3,949,581

Beverages — 2.2%
Coca-Cola Co. (The)	144,127	$7,818,890
Diageo PLC	368,543	6,194,525
PepsiCo, Inc.	490,885	29,266,564

		$43,279,979

Biotechnology — 1.0%
Amgen, Inc.(1)	225,332	$13,177,415
Celgene Corp.(1)	110,323	6,264,140

		$19,441,555

Capital Markets — 3.8%
Credit Suisse Group AG	219,663	$9,501,993
Deutsche Bank AG	142,651	8,701,874
Goldman Sachs Group, Inc.	184,067	27,374,444
Northern Trust Corp.	217,208	10,973,348
State Street Corp.	286,832	12,299,356
UBS AG(1)	368,882	4,810,954

		$73,661,969

Chemicals — 0.5%
Monsanto Co.	122,240	$9,275,571

		$9,275,571

Commercial Banks — 5.2%
Banco Bilbao Vizcaya Argentaria SA	466,490	$7,110,963
Banco Santander Central Hispano SA	832,171	11,884,185
Barclays PLC	776,219	3,317,568
BNP Paribas SA	93,042	6,646,630
HSBC Holdings PLC	1,585,095	16,969,333
Intesa Sanpaolo SpA(1)	1,070,988	4,076,859
Itau Unibanco Holding SA ADR	549,799	10,534,149
PNC Financial Services Group, Inc.	201,517	11,170,087
U.S. Bancorp	379,185	9,509,960
Wells Fargo & Co.	635,925	18,079,348

		$99,299,082

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	474,063	$15,193,719

		$15,193,719

Communications Equipment — 2.5%
Cisco Systems, Inc.(1)	1,322,275	$29,711,519
Nokia Oyj ADR	285,578	3,909,563

Security	Shares	Value
QUALCOMM, Inc.	269,409	$10,558,139
Telefonaktiebolaget LM Ericsson, Class B	377,635	3,659,625

		$47,838,846

Computers & Peripherals — 4.7%
Apple, Inc.(1)	198,910	$38,214,589
Hewlett-Packard Co.	479,050	22,548,883
International Business Machines Corp.	250,463	30,654,167

		$91,417,639

Consumer Finance — 0.5%
American Express Co.	251,154	$9,458,460

		$9,458,460

Diversified Financial Services — 2.8%
Bank of America Corp.	1,127,012	$17,108,042
JPMorgan Chase & Co.	949,694	36,981,085

		$54,089,127

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	781,555	$19,820,235
Verizon Communications, Inc.	462,272	13,600,042

		$33,420,277

Electric Utilities — 2.4%
American Electric Power Co., Inc.	373,824	$12,953,002
E.ON AG	537,135	19,759,808
FirstEnergy Corp.	224,591	9,796,659
Iberdrola SA	512,650	4,364,640

		$46,874,109

Electrical Equipment — 1.7%
ABB, Ltd.(1)	266,125	$4,817,877
Emerson Electric Co.	580,395	24,109,608
Vestas Wind Systems A/S(1)	54,197	2,850,678

		$31,778,163

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	1,039,966	$18,802,585

		$18,802,585

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.	195,237	$17,870,043
Schlumberger, Ltd.	234,891	14,906,183

		$32,776,226

Food & Staples Retailing — 2.1%
Carrefour SA	85,450	$4,169,042
CVS Caremark Corp.	347,693	11,254,822
Tesco PLC	629,574	4,260,850
Wal-Mart Stores, Inc.	380,087	20,308,049

		$39,992,763

Food Products — 3.4%
Danone	63,455	$3,628,546
Kellogg Co.	148,435	8,077,833
Nestle SA	691,185	32,763,363
Nestle SA ADR	304,462	14,464,989
Unilever NV	237,257	7,264,818

		$66,199,549

Health Care Equipment & Supplies — 2.6%
Baxter International, Inc.	208,199	$11,990,181
Boston Scientific Corp.(1)	1,267,808	10,941,183

Security	Shares	Value
Covidien PLC	381,920	$19,309,875
Zimmer Holdings, Inc.(1)	148,585	8,368,307

		$50,609,546

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	390,007	$10,631,591
Fresenius Medical Care AG & Co. KGaA ADR	227,329	11,511,940

		$22,143,531

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.(1)	261,820	$8,726,461
McDonald’s Corp.	301,347	18,813,093

		$27,539,554

Household Products — 2.7%
Colgate-Palmolive Co.	383,597	$30,699,268
Procter & Gamble Co.	270,006	16,618,869
Reckitt Benckiser Group PLC	96,161	4,984,966

		$52,303,103

Industrial Conglomerates — 2.4%
General Electric Co.	1,772,801	$28,506,640
Philips Electronics NV	175,039	5,285,848
Siemens AG	138,342	12,335,604

		$46,128,092

Insurance — 2.4%
Allianz SE	35,639	$3,946,151
Lincoln National Corp.	341,755	8,400,338
MetLife, Inc.	294,880	10,415,162
Prudential Financial, Inc.	345,974	17,295,240
Prudential PLC	698,928	6,401,288

		$46,458,179

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(1)	185,891	$23,312,590

		$23,312,590

Internet Software & Services — 1.4%
Google, Inc., Class A(1)	49,420	$26,163,936

		$26,163,936

IT Services — 1.8%
MasterCard, Inc., Class A	92,889	$23,212,961
Western Union Co.	589,038	10,920,765

		$34,133,726

Machinery — 2.6%
Danaher Corp.	308,079	$21,981,437
Deere & Co.	207,679	10,373,566
Illinois Tool Works, Inc.	219,700	9,576,723
PACCAR, Inc.	225,909	8,139,501

		$50,071,227

Media — 0.5%
Walt Disney Co. (The)	298,352	$8,816,302

		$8,816,302

Metals & Mining — 3.4%
ArcelorMittal	79,303	$3,070,041
BHP Billiton, Ltd. ADR	290,376	20,143,383
Freeport-McMoRan Copper & Gold, Inc.	106,338	7,091,681

Security	Shares	Value
Goldcorp, Inc.	882,474	$29,968,817
United States Steel Corp.	104,335	4,635,604

		$64,909,526

Multi-Utilities — 1.2%
Public Service Enterprise Group, Inc.	569,097	$17,408,677
RWE AG	61,746	5,478,100

		$22,886,777

Multiline Retail — 0.4%
Target Corp.	150,078	$7,694,499

		$7,694,499

Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	466,881	$29,777,670
Apache Corp.	194,613	19,221,926
BP PLC	2,356,851	21,989,517
Chevron Corp.	232,057	16,735,951
ENI SpA	556,388	12,931,194
Exxon Mobil Corp.	298,386	19,225,010
Hess Corp.	338,213	19,545,329
Occidental Petroleum Corp.	271,904	21,300,959
Royal Dutch Shell PLC, Class B	437,407	11,635,628
Total SA	438,186	25,324,218

		$197,687,402

Personal Products — 0.4%
Avon Products, Inc.	266,551	$8,033,847

		$8,033,847

Pharmaceuticals — 8.4%
Abbott Laboratories	385,475	$20,407,046
AstraZeneca PLC	131,580	6,107,475
Bristol-Myers Squibb Co.	592,160	14,425,018
GlaxoSmithKline PLC	576,389	11,217,719
Johnson & Johnson	467,973	29,416,783
Merck & Co., Inc.	638,018	24,359,527
Novartis AG	196,909	10,537,564
Pfizer, Inc.	1,156,656	21,583,201
Sanofi-Aventis	170,845	12,633,018
Teva Pharmaceutical Industries, Ltd. ADR	200,109	11,350,182

		$162,037,533

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	74,082	$5,675,422
Boston Properties, Inc.	94,121	6,105,629

		$11,781,051

Road & Rail — 0.5%
CSX Corp.	229,308	$9,828,141

		$9,828,141

Semiconductors & Semiconductor Equipment — 1.9%
ASML Holding NV ADR	553,702	$17,303,188
Intel Corp.	615,126	11,933,444
NVIDIA Corp.(1)	496,272	7,637,626

		$36,874,258

Software — 3.1%
Microsoft Corp.	1,350,744	$38,063,966
Oracle Corp.	746,735	17,219,709
SAP AG	88,452	4,040,163

		$59,323,838

Security	Shares	Value
Specialty Retail — 3.9%
Best Buy Co., Inc.	510,658	$18,715,616
Gap, Inc. (The)	400,965	7,650,412
Hennes & Mauritz AB	112,804	6,638,252
Home Depot, Inc.	503,417	14,100,710
Staples, Inc.	842,496	19,764,956
TJX Companies, Inc. (The)	196,406	7,465,392

		$74,335,338

Textiles, Apparel & Luxury Goods — 1.3%
LVMH Moet Hennessy Louis Vuitton SA	44,842	$4,885,757
NIKE, Inc., Class B	309,244	19,714,305

		$24,600,062

Tobacco — 1.1%
British American Tobacco PLC	120,651	$3,988,103
Imperial Tobacco Group PLC	129,658	4,181,189
Philip Morris International, Inc.	304,921	13,876,955

		$22,046,247

Wireless Telecommunication Services — 1.5%
American Tower Corp., Class A(1)	198,599	$8,430,527
Rogers Communications, Inc., Class B	347,983	10,877,949
Vodafone Group PLC	4,260,992	9,103,225

		$28,411,701

Total Common Stocks (identified cost $1,883,676,409)		$1,891,286,716

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
Diversified Financial Services — 0.2%
Bank of America Corp., 10.00%(2)	165,165	$2,493,992

Total Convertible Preferred Stocks (identified cost $2,477,475)		$2,493,992

Short-Term Investments — 1.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$17,243	$17,243,016
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	13,334	13,333,954

Total Short-Term Investments (identified cost $30,576,970)		$30,576,970

Total Investments — 100.0% (identified cost $1,916,730,854)		$1,924,357,678

Call Options Written — (0.1)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	2,394	$1,135	2/20/10	$(418,950)
S&P 500 Index	6,426	1,140	2/20/10	(899,640)

Total Call Options Written (premiums received $19,869,222)				$(1,318,590)

Other Assets, Less Liabilities — 0.1%				$2,549,117

Net Assets — 100.0%				$1,925,588,205

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $287, respectively.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	72.4%	$1,393,932,267
United Kingdom	5.7	110,351,386
Switzerland	3.9	76,896,740
Germany	3.6	69,723,221
France	3.0	57,287,211
Netherlands	2.3	44,760,037
Canada	2.1	40,846,766
Spain	1.2	23,359,788
Australia	1.1	20,143,383
Ireland	1.0	19,309,875
Italy	0.9	17,008,053
Israel	0.6	11,350,182
Brazil	0.6	10,534,149
Sweden	0.5	10,297,877
Panama	0.5	8,726,461
Finland	0.2	3,909,563
Luxembourg	0.2	3,070,041
Denmark	0.2	2,850,678

Total Investments	100.0%	$1,924,357,678

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,917,194,045

Gross unrealized appreciation	$191,433,296
Gross unrealized depreciation	(184,269,663)

Net unrealized appreciation	$7,163,633

Written call options activity for the fiscal year to date ended January 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	9,070	$23,976,998
Options written	26,634	55,841,699
Options terminated in closing purchase transactions	(24,946)	(55,785,391)
Options expired	(1,938)	(4,164,084)

Outstanding, end of period	8,820	$19,869,222

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,318,590.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$154,774,336	$15,473,590		$—	$170,247,926
Consumer Staples	160,420,086	71,435,403		—	231,855,489
Energy	158,583,071	71,880,556		—	230,463,627
Financials	223,264,254	71,483,614		—	294,747,868
Health Care	213,736,390	40,495,776		—	254,232,166
Industrials	164,116,845	25,290,006		—	189,406,851
Information Technology	306,855,041	7,699,788		—	314,554,829
Materials	71,115,056	3,070,041		—	74,185,097
Telecommunication Services	52,728,753	9,103,225		—	61,831,978
Utilities	40,158,338	29,602,547		—	69,760,885

Total Common Stocks	$1,545,752,170	$345,534,546	*	$—	$1,891,286,716

Convertible Preferred Stocks	$2,493,992	$—		$—	$2,493,992
Short-Term Investments	17,243,016	13,333,954		—	30,576,970

Total Investments	$1,565,489,178	$358,868,500		$—	$1,924,357,678

Liability Description

Call Options Written	$(1,318,590)	$—		$—	$(1,318,590)

Total	$(1,318,590)	$—		$—	$(1,318,590)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010